Sale of vessels (Details) - USD ($)	2 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Sales Proceeds		$ 54,200,000
Net book value of vessels		(55,259,016)
Sales related costs		(1,032,669)
Lease termination costs and related finance fees		(509,463)
Net (Loss)/Gain	$ 500,000	(2,601,148)	$ 0	$ 0
Ardmore Calypso [Member]
Property, Plant and Equipment [Line Items]
Sales Proceeds		19,150,000
Net book value of vessels		(18,783,238)
Sales related costs		(273,458)
Lease termination costs and related finance fees		(254,731)
Net (Loss)/Gain		(161,427)
Ardmore Capella [Member]
Property, Plant and Equipment [Line Items]
Sales Proceeds		19,350,000
Net book value of vessels		(18,253,669)
Sales related costs		(228,210)
Lease termination costs and related finance fees		(254,732)
Net (Loss)/Gain		613,389
Ardmore Centurion [Member]
Property, Plant and Equipment [Line Items]
Sales Proceeds		15,700,000
Net book value of vessels		(18,222,109)
Sales related costs		(531,001)
Lease termination costs and related finance fees		0
Net (Loss)/Gain		$ (3,053,110)